JANUS INVESTMENT FUND
                            JANUS EQUITY INCOME FUND

       Supplement Dated December 16, 1996 to Prospectus Dated May 29, 1996



THIS SUPPLEMENT IS INTENDED TO BE USED WITH THE PROSPECTUS DATED MAY 29, 1996. THIS SUPPLEMENT, TOGETHER WITH THE PROSPECTUS PREVIOUSLY FURNISHED TO YOU, CONSTITUTE A CURRENT PROSPECTUS. TO REQUEST ANOTHER COPY OF THE PROSPECTUS, PLEASE CALL 1-800-525-3713.

I.   The following table is added at page 2 of the Prospectus:

Financial Highlights

The audited information below is for the fiscal period from June 28, 1996 (inception) to October 31, 1996.

                                                                                           Janus Equity Income Fund
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
 1. Net asset value, beginning of period                                                                     $10.00
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    Income from investment operations:
 2. Net investment income                                                                                       .07
 3. Net gains or (losses) on securities (both realized and unrealized)                                         1.25
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 4. Total from investment operations                                                                           1.32
    Less distributions:
 5. Dividends (from net investment income)                                                                     (.03)
 6. Distributions (from capital gains)                                                                           --
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 7. Total distributions                                                                                        (.03)
 8. Net asset value, end of period                                                                            11.29
 9. Total return*                                                                                             13.20%
10. Net assets, end of period (in thousands)                                                                 30,429
11. Average net assets for the period (in thousands)                                                         21,424
12. Ratio of gross expenses to average net assets**                                                            1.79%
13. Ratio of net expenses to average net assets**                                                              1.71%
14. Ratio of net investment income to average net assets**                                                     3.09%
15. Portfolio turnover rate**                                                                                   325%
16. Average commission rate                                                                                  $.0350
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
 *Total return is not annualized.
**Annualized.

II. The section "Other Service Providers" on page 13 of the Prospectus is amended to reflect State Street Bank and Trust Company as the sole custodian of the Fund.